Pre-Paid Advance	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Pre-Paid Advance

7. Pre-Paid Advance

In November 2025, the Company closed on the PPAs with YA II PN, Ltd. (“Yorkville”), Anson Investments Master Fund LP and Anson East Master Fund LP (collectively, the “Anson Funds” and together with Yorkville, the “Investors”). Pursuant to the PPAs, the Investors agreed to provide the Company with pre-paid advances having an aggregate principal amount of $7.5 million, at a purchase price equal to 95% of the face amount. The purchase resulted in gross proceeds to the Company of $7.13 million. The Pre-Paid Advance accrued interest at 4% per annum.

As a result of the Company’s election to account for the Pre-Paid Advance under the fair value option in ASC 825, the Pre-Paid Advance was initially recorded at fair value at issuance using the Monte Carlo simulation model, which uses significant unobservable inputs (Level 3). See Note 4 for significant assumptions used in determining the fair value.

The Company incurred issuance costs of $0.7 million, which were expensed as incurred, as required under the fair value option, and such costs are presented within other income (expense) on the consolidated statements of operations and comprehensive income (loss) for the twelve months ended December 31, 2025.

The Pre-Paid Advance was fully converted into shares of the Company’s common stock as of February 2026 under the terms of the agreement. During the first quarter of 2026, the Company issued common stock to the Investors in settlement of approximately $4.5 million in principal and accrued interest under the Pre-Paid Advance. As of March 31, 2026 and June 30, 2026, there was no remaining outstanding principal balance of the Pre-Paid Advance.

7. Pre-Paid Advance

In November 2025, the Company closed on the PPAs with YA II PN, Ltd. (“Yorkville”), Anson Investments Master Fund LP and Anson East Master Fund LP (collectively, the “Anson Funds” and together with Yorkville, the “Investors”). Pursuant to the PPAs, the Investors agreed to provide the Company with the Pre-Paid Advance consisting of an aggregate principal amount of $7.5 million, at a purchase price equal to 95% of the face amount. The purchase resulted in gross proceeds to the Company of $7.13 million.

The Pre-Paid Advance matures on November 21, 2026, and accrues interest at 4% per annum, subject to an increase to 18% upon certain Events of Default (as defined in the PPAs). The Company may, at its option, on any date the VWAP of the Company’s common stock is less than the Fixed Price, prepay all or part of the outstanding Pre-Paid Advance, plus a 10% premium and any accrued and unpaid interest.

The Pre-Paid Advance may be repaid in cash or, at each Investor’s option via written notice (each, a “Purchase Notice”), converted into shares of the Company’s common stock at a purchase price per share equal to the lower of (a) $69.50 (the “Fixed Price”) and (b) 95% of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock for the seven trading days preceding the Purchase Notice (such price, the “Market Price”), at all times subject to a floor of $11.50 (the “Floor Price”). The Investors may also elect to use the Fixed Price in any Purchase Notice even if it is greater or less than the Market Price.

The issuance of shares under the PPAs is subject to further limitations and conditions, including that the shares of common stock beneficially owned by each Investor and its affiliates at any one time will not exceed 4.99% of the then-outstanding shares of the Company’s common stock. Pursuant to the rules of The Nasdaq Capital Market, the total aggregate number of shares issuable under the terms of the PPAs and the SEPA (as defined in Note 8) was initially limited to a number equivalent to 19.99% of the outstanding shares of the common stock as of November 17, 2025 (the “Exchange Cap”). On December 30, 2025, the Company’s stockholders’ approved the issuance of shares under the PPAs and the SEPA in excess of the Exchange Cap.

In the event certain events occur, including (i) the failure to maintain a closing stock price greater than the Floor Price for any five of seven consecutive trading days, (ii) any of the shares to be issued pursuant to the PPAs are not eligible to be sold pursuant to an effective registration statement for a period of 10 consecutive trading days or (iii) the Company has issued substantially all of the shares available under the Exchange Cap (as defined below) (the date on which any event described in (i) through (iii) occurs, the “Amortization Event Date”), the Company will be required to make monthly cash payments equal to the lesser of 18% of each Investor’s respective initial Pre-Paid Advance amount, or the outstanding principal balance of such Pre-Paid Advance on the Amortization Event Date, plus a 10% payment premium and any accrued and unpaid interest. Such payments will continue until either all amounts outstanding under the Pre-Paid Advance are paid in full or certain cure conditions have been met.

As a result of the Company’s election to account for the Pre-Paid Advance under the fair value option in ASC 825, the Pre-Paid Advance was initially recorded at fair value at issuance and is remeasured to fair value at each reporting date, with changes in fair value recognized in earnings within the loss on PPAs liability on the consolidated statements of operations and comprehensive loss. The Company estimates the fair value of the Pre-Paid Advance using the Monte Carlo simulation model, which uses significant unobservable inputs (Level 3). See Note 4 for significant assumptions used in determining the fair value.

The Company incurred issuance costs of $0.7 million, which were expensed as incurred, as required under the fair value option, and such costs are presented within other income (expense) on the consolidated statements of operations and comprehensive loss.

From the issuance date to December 31, 2025, the Company issued common stock to the Investors in settlement of approximately $3.1 million in principal and accrued interest under the Pre-Paid Advance. The remaining principal and accrued interest under the Pre-Paid Advance has been converted into common stock as of March 2026 (refer to Note 14).

As of December 31, 2025, the outstanding principal balance of the Pre-Paid Advance was $4.5 million. The Pre-Paid Advance had a fair value of $4.1 million as of that date and is classified as a current obligation in the accompanying consolidated balance sheets.